Other account payables and accrued expenses (Tables)	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Schedule of Other Payable and Accrued Expenses
Other account payables and accrued expenses consisted of the following as of:

	December 31,
	2022	2021
Accrued expenses and other	$24,859	$23,659
Accrued payroll and government authorities	14,705	16,649
Tax withholding in connection with employees’ exercises of share options and vested RSUs	320	2,348
Contingent consideration	-	1,600
Derivatives	1,444	4
	$41,328	$44,260